NOTES TO SCHEDULE 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
NOTES TO SCHEDULE 1 [Abstract]
Restricted capital and reserves	$ 113,505	$ 134,571